SUBORDINATED DEBENTURES (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2004	Mar. 31, 2004	Sep. 30, 2015	Dec. 15, 2004	Mar. 30, 2004
Pulaski Financial Statutory Trust I
SUBORDINATED DEBENTURES
Interest rate on capital securities (as a percent)			3.03%
Basis to determine variable interest rate on capital securities			three-month LIBOR
Margin over variable rate basis on capital securities (as a percent)			2.70%
Variable Interest Entity Not Primary Beneficiary | Pulaski Financial Statutory Trust I
SUBORDINATED DEBENTURES
Proceeds from issuance of adjustable-rate preferred securities		$ 9,000,000
Company's capital contribution for Trust's common securities		$ 279,000
Variable Interest Entity Not Primary Beneficiary | Pulaski Financial Statutory Trust I | Junior Subordinated Debt | Parent Company
SUBORDINATED DEBENTURES
Aggregate principal amount					$ 9,300,000
Variable Interest Entity Not Primary Beneficiary | Pulaski Financial Statutory Trust II
SUBORDINATED DEBENTURES
Proceeds from issuance of adjustable-rate preferred securities	$ 10,000,000
Company's capital contribution for Trust's common securities	$ 310,000
Interest rate on debentures (as a percent)			2.20%
Basis to determine variable interest rate on capital securities			three-month LIBOR
Margin over variable rate basis on capital securities (as a percent)			1.86%
Variable Interest Entity Not Primary Beneficiary | Pulaski Financial Statutory Trust II | Junior Subordinated Debt | Parent Company
SUBORDINATED DEBENTURES
Aggregate principal amount				$ 10,300,000